Loans and Advances to Customers - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and advances to customers [Abstract]
Reverse repurchase agreements	€ 421	€ 47
Allowance for finance lease receivables included in loan loss provisions	€ 337	€ 282